Prepaid Expenses and Other Prepaid for Events - Schedule of Prepaid Expenses (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Nov. 23, 2023
Schedule of Prepaid Expenses [Abstract]
Prepaid fees to Renda	$ 1,087,760	$ 81,359
Prepaid insurance	4,166	13,437
Other prepaid expenses	82,087	38,358	$ 15,000,000
Prepaid tuition fees to Shanghai Jiao Tong University	115,350
Prepaid fees to Guangzhou Zhonghong Hean	50,411	67,215
Prepaid Jishi Holdings	111,049	386,341
Prepaid ESHY Edu	36,146	3,733
Prepaid IvyPlan Education Consulting	30,101
Total	$ 1,517,070	$ 590,443